Provisions_Details Of Provisions(Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2020 KRW (₩)		Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning		₩ 527,929
Transfer between stages [Abstract]
Ending		714,903		$ 658,223	₩ 527,929
Provisions for credit losses of unused loan commitments
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning		208,148
Transfer between stages [Abstract]
Ending		298,753			208,148
Provisions for credit losses of unused loan commitments | 12-month expected credit losses
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning		127,297			132,876
Transfer between stages [Abstract]
Transfer to 12-month expected credit losses		23,318			32,622
Transfer to lifetime expected credit losses		(13,431)			(16,932)
Impairment		(304)			(422)
Provision	[1]	24,583
Reversal					(21,171)
Business combination		19,426
Increase (decrease) in other provisions		(18,168)			324
Ending		162,721			127,297
Provisions for credit losses of unused loan commitments | Non-impaired
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning		71,464			68,920
Transfer between stages [Abstract]
Transfer to 12-month expected credit losses		(21,694)			(31,408)
Transfer to lifetime expected credit losses		15,991			17,195
Impairment		(3,474)			(1,516)
Provision		65,449	[1]		18,036
Business combination		0
Increase (decrease) in other provisions		(273)			237
Ending		127,463			71,464
Provisions for credit losses of unused loan commitments | Impaired
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning		9,387			8,881
Transfer between stages [Abstract]
Transfer to 12-month expected credit losses		(1,624)			(1,214)
Transfer to lifetime expected credit losses		(2,560)			(263)
Impairment		3,778			1,938
Provision					45
Reversal	[1]	(412)
Business combination		0
Increase (decrease) in other provisions		0			0
Ending		8,569			9,387
Provisions for credit losses of acceptances and guarantees
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning		77,759
Transfer between stages [Abstract]
Ending		62,254			77,759
Provisions for credit losses of acceptances and guarantees | 12-month expected credit losses
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning		24,961			27,084
Transfer between stages [Abstract]
Transfer to 12-month expected credit losses		194			365
Transfer to lifetime expected credit losses		(486)			(975)
Impairment		(5)			(24)
Provision	[1]	9,482
Reversal					(1,763)
Business combination		0
Increase (decrease) in other provisions		(1,058)			274
Ending		33,088			24,961
Provisions for credit losses of acceptances and guarantees | Non-impaired
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning		36,012			30,109
Transfer between stages [Abstract]
Transfer to 12-month expected credit losses		(191)			(365)
Transfer to lifetime expected credit losses		486			1,705
Impairment		(461)			(280)
Provision					4,584
Reversal	[1]	(20,389)
Business combination		0
Increase (decrease) in other provisions		(619)			259
Ending		14,838			36,012
Provisions for credit losses of acceptances and guarantees | Impaired
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning		16,786			17,982
Transfer between stages [Abstract]
Transfer to 12-month expected credit losses		(3)			0
Transfer to lifetime expected credit losses		0			(729)
Impairment		466			304
Reversal		(2,734)	[1]		(893)
Business combination		0
Increase (decrease) in other provisions		(187)			122
Ending		14,328			16,786
Provisions for credit losses of financial guarantee contracts
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning		6,063			4,275
Transfer between stages [Abstract]
Provision		280			1,865
Increase (decrease) in other provisions		5			(77)
Ending		6,348			6,063
Provisions for restoration costs
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning		120,340			108,000
Transfer between stages [Abstract]
Provision		14,192			7,037
Reversal		(2,010)			(7,178)
Used		(9,469)			(5,211)
Unwinding of discount		2,372			2,237
Effect of changes in discount rate		23,886			15,455
Business combination		2,385			0
Ending		₩ 151,696			₩ 120,340
Description Of Nature Of Provisions For Restoration Cost		Provisions for restoration costs are the present value of estimated costs to be incurred for the restoration of the leased properties. The expenditure of the restoration cost will be incurred at the end of each lease contract, and the lease period is used to reasonably estimate the time of expenditure. Also, the average restoration expense based on actual three-year historical data and three-year historical average inflation rate were used to estimate the present value of estimated costs.		Provisions for restoration costs are the present value of estimated costs to be incurred for the restoration of the leased properties. The expenditure of the restoration cost will be incurred at the end of each lease contract, and the lease period is used to reasonably estimate the time of expenditure. Also, the average restoration expense based on actual three-year historical data and three-year historical average inflation rate were used to estimate the present value of estimated costs.	Provisions for restoration cost are the present value of estimated costs to be incurred for the restoration of the leased properties. Actual expenses are expected to be incurred at the end of each lease contract. Three-year historical data of expired leases were used to estimate the average lease period. Also, the average restoration expense based on actual three-year historical data and the three-year historical average inflation rate were used to estimate the present value of estimated costs.
Other provisions
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning		₩ 115,619			₩ 127,732
Transfer between stages [Abstract]
Provision		187,292			121,024
Decrease		(112,383)			(133,137)
Business combination		5,324
Ending		195,852			115,619
Membership rewards program
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning		14,669			12,654
Transfer between stages [Abstract]
Provision		76,138			56,758
Decrease		(71,306)			(54,743)
Business combination		0
Ending		19,501			14,669
Dormant accounts
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning		3,579			4,377
Transfer between stages [Abstract]
Provision		2,607			2,378
Decrease		(3,179)			(3,176)
Business combination		0
Ending		3,007			3,579
Litigations
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning		28,690			21,190
Transfer between stages [Abstract]
Provision		19,186			23,863
Decrease		(9,725)			(16,363)
Business combination		2,366
Ending		40,517			28,690
Others
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning	[2]	68,681			89,511
Transfer between stages [Abstract]
Provision	[2]	89,361			38,025
Decrease	[2]	(28,173)			(58,855)
Business combination	[2]	2,958
Ending	[2]	132,827			68,681
Provision on incomplete sales on cardssurance		₩ 1,319			₩ 2,532

[1]	Includes additional provision of KRW 14,974 million for industries and borrowers which are highly affected by COVID-19, and KRW 28,385 million due to expanding the scope of the loans subject to lifetime expected credit losses (non-impaired) for the year ended December 31, 2020.
[2]	Provisions for incomplete sales of cardssurance are KRW 2,532 million and KRW 1,319 million, as of December 31, 2019 and 2020, respectively.